Revenue from services provided to customers - Schedule of Disaggregation of Investment Banking Revenue (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disaggregation Of Investment Banking Revenue [Abstract]
Equity underwriting and distribution fees	¥ 8,579	¥ 26,669
Debt underwriting and distribution fees	25,287	20,212
Financial advisory fees	35,289	31,912
Other fees	13,756	15,793
Total	¥ 82,911	¥ 94,586